Commitments	12 Months Ended
Mar. 31, 2022
Commitments
Commitments
24.	Commitments
(a)	Capital commitments

The Company’s capital commitments primarily relate to capital expenditures contracted for purchase of property and equipment, including the construction of corporate campuses. Total capital commitments contracted but not provided for amounted to RMB37,595 million and RMB39,272 million as of March 31, 2021 and 2022, respectively. The capital expenditures contracted for are analyzed as follows:

	As of March 31,
	2021	2022

	(in millions of RMB)
No later than 1 year	23,424	25,438
Later than 1 year and no later than 5 years	13,768	13,781
More than 5 years	403	53
	37,595	39,272

(b)  Investment commitments

The Company was obligated to pay up to RMB19,466 million and RMB12,456 million for business combinations and equity investments under various arrangements as of March 31, 2021 and 2022, respectively. The commitment balance as of March 31, 2021 primarily includes the consideration for the investment in Focus Media Information Technology Co.Ltd., of which the arrangement was terminated in November 2021, and the remaining committed capital of certain investment funds. The commitment balance as of March 31,2022 primarily includes the remaining committed capital of certain investment funds.

(c)  Other commitments

The Company also has other commitments including commitments for co-location and bandwidth fees, licensed copyrights and marketing expenses. These commitments are analyzed as follows:

	As of March 31,
	2021	2022

	(in millions of RMB)
No later than 1 year	35,109	37,229
Later than 1 year and no later than 5 years	17,266	17,347
More than 5 years	2,849	2,446
	55,224	57,022

24.	Commitments (Continued)

(c)  Other commitments (Continued)

As a marketing initiative, the Company entered into a framework agreement with the International Olympic Committee (the “IOC”) and the United States Olympic Committee in January 2017 for a long-term partnership arrangement through 2028. Joining in The Olympic Partner worldwide sponsorship program, the Company has become the official “E-Commerce Services” Partner and “Cloud Services” Partner of the IOC. In addition, the Company has been granted certain marketing rights, benefits and opportunities relating to future Olympic Games and related initiatives, events and activities. The Company committed to provide at least US$815 million worth of cash, cloud infrastructure services and cloud computing services, as well as marketing and media support in connection with various Olympic initiatives, events and activities, including the Olympic Games and the Winter Olympic Games through 2028.